Supplement to the
Fidelity® Select Portfolios®
April 29, 2000 Prospectus

Fidelity Select Environmental Services Portfolio has been renamed Fidelity Select Environmental Portfolio. All references to Fidelity Select Environmental Services Portfolio throughout this prospectus should be replaced with Fidelity Select Environmental Portfolio.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Biotechnology Portfolio in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

The following information is removed under the heading "Principal Investment Strategies" for Biotechnology Portfolio in the "Fund Summary" section on page 4.

  Potentially investing in securities of companies that distribute biotechnological and biomedical products and companies that benefit significantly from scientific and technological advances in biotechnology.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Consumer Industries Portfolio in the "Fund Summary" section on page 7.

Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Environmental Services Portfolio in the "Fund Summary" section on page 10.

  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Utilities Growth Portfolio in the "Fund Summary" section on page 20.

  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information replaces the "Average Annual Returns" table found in the "Performance" section on page 34.

Average Annual Returns

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of fund
Air Transportation	30.46%	24.08%	13.67%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Automotive	-16.07%	6.25%	11.24%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Banking	-12.77%	23.15%	19.95%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Biotechnology	72.44%	32.35%	24.03%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Brokerage and Investment Management	26.73%	30.27%	22.23%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Business Services and Outsourcing	25.50%	--F	32.86%A
S&P 500	21.04%	--F	23.66%A
Goldman Sachs Technology Index	88.87%	--F	74.57%A

SEL-01-06 April 1, 2001
1.482105.127

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of fund
Chemicals	15.61%	10.82%	12.09%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Computers	75.67%	47.16%	35.08%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Construction and Housing	-15.07%	14.58%	12.89%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Consumer Industries	6.84%	22.24%	17.70%B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Cyclical Industries	9.66%	--F	11.68%C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Cyclical Industries Index	5.54%	--F	9.67%C
Defense and Aerospace	8.47%	20.84%	15.13%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Developing Communications	115.82%	38.84%	31.38%B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Technology Index	88.87%	--F	--F
Electronics	100.48%	52.51%	37.00%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Energy	30.21%	14.51%	8.19%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Energy Service	66.98%	21.78%	10.13%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Environmental Services	-28.08%	0.52%	-0.46%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Financial Services	-1.49%	25.45%	19.92%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Food and Agriculture	-22.85%	12.49%	12.45%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Gold	5.11%	-4.94%	-1.24%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Health Care	-5.79%	24.07%	21.30%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Home Finance	-15.00%	17.27%	20.39%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Industrial Equipment	13.87%	19.76%	15.82%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Industrial Materials	12.99%	6.12%	8.37%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Insurance	-8.77%	21.13%	15.56%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Leisure	28.84%	29.31%	18.89%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Medical Delivery	-31.71%	2.47%	9.87%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Medical Equipment and Systems	7.40%	--F	17.77%D
S&P 500	21.04%	--F	21.46%D
Goldman Sachs Health Care Index	-4.04%	--F	9.45%D
Multimedia	39.81%	27.40%	19.53%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Natural Gas	22.41%	11.54%	6.53%E
S&P 500	21.04%	28.56%	22.13%E
Goldman Sachs Utilities Index	20.25%	--F	--F
Natural Resources	34.64%	--F	6.53%C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Natural Resources Index	27.23%	--F	9.41%C
Paper and Forest Products	26.60%	10.73%	11.19%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Retailing	2.04%	23.33%	19.56%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Software and Computer Services	87.33%	41.10%	30.98%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Technology	124.80%	48.39%	34.69%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Telecommunications	61.60%	31.41%	20.93%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Transportation	23.86%	14.57%	14.78%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Utilities Growth	22.15%	27.81%	16.94%
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Money Market	1.76%	4.57%	4.63%

A From February 4, 1998.

B From June 29, 1990.

C From March 3, 1997.

D From April 28, 1998.

E From April 21, 1993.

F Not available.

The following information replaces similar information found in the "Fee Table" section on page 37.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for Money Market are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for each fund do not reflect the effect of any reduction of certain expenses during the period. The annual fund operating expenses provided below for Cyclical Industries do not reflect the effect of any expense reimbursements during the period.

The following information replaces the "Shareholder fees" table and footnotes A and B found in the "Fee Table" section on page 37.

Shareholder fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)A	3.00%
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the stock funds on shares held less than 30 days (as a % of amount redeemed)	0.75%
Exchange fee for the stock funds onlyB	$7.50
Annual account maintenance fee (for accounts under $2,500)	$12.00

A Lower sales charges may be available for accounts over $250,000.

B You will not pay an exchange fee if you exchange through any of Fidelity's automated exchange services.

The following information replaces similar information for Gold Portfolio found under the "Annual fund operating expenses" table in the "Fee Table" section beginning on page 37.

Gold	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.91%
	Total annual fund operating expensesB	1.49%

B Effective March 1, 2001, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 2.50%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information for Money Market Portfolio found under the "Annual fund operating expenses" table in the "Fee Table" section beginning on page 37.

Money Market	Management fee	0.25%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.30%
	Total annual fund operating expensesA	0.55%

A FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 2.50%. This arrangement can be discontinued by FMR at any time.

The following information replaces similar information for Money Market Portfolio found in the table under the "Fee Table" section on page 42.

	Total Operating Expenses
Money Market	0.55%

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 42.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Air Transportation	1 year	$ 438
	3 years	$ 730
	5 years	$ 1,043
	10 years	$ 1,929
Automotive	1 year	$ 491
	3 years	$ 891
	5 years	$ 1,316
	10 years	$ 2,496
Banking	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Biotechnology	1 year	$ 415
	3 years	$ 657
	5 years	$ 919
	10 years	$ 1,667
Brokerage and Investment Management	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Business Services and Outsourcing	1 year	$ 448
	3 years	$ 760
	5 years	$ 1,094
	10 years	$ 2,037
Chemicals	1 year	$ 462
	3 years	$ 802
	5 years	$ 1,165
	10 years	$ 2,185
Computers	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Construction and Housing	1 year	$ 538
	3 years	$ 1,032
	5 years	$ 1,552
	10 years	$ 2,974
Consumer Industries	1 year	$ 425
	3 years	$ 691
	5 years	$ 976
	10 years	$ 1,788
Cyclical Industries	1 year	$ 587
	3 years	$ 1,179
	5 years	$ 1,796
	10 years	$ 3,454
Defense and Aerospace	1 year	$ 459
	3 years	$ 793
	5 years	$ 1,150
	10 years	$ 2,154
Developing Communications	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Electronics	1 year	$ 398
	3 years	$ 606
	5 years	$ 831
	10 years	$ 1,477
Energy	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Energy Service	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Environmental Services	1 year	$ 543
	3 years	$ 1,046
	5 years	$ 1,576
	10 years	$ 3,022
Financial Services	1 year	$ 418
	3 years	$ 667
	5 years	$ 935
	10 years	$ 1,700
Food and Agriculture	1 year	$ 429
	3 years	$ 703
	5 years	$ 997
	10 years	$ 1,832
Gold	1 year	$ 447
	3 years	$ 757
	5 years	$ 1,089
	10 years	$ 2,026
Health Care	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Home Finance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Industrial Equipment	1 year	$ 441
	3 years	$ 739
	5 years	$ 1,058
	10 years	$ 1,962
Industrial Materials	1 year	$ 489
	3 years	$ 885
	5 years	$ 1,306
	10 years	$ 2,476
Insurance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Leisure	1 year	$ 414
	3 years	$ 654
	5 years	$ 914
	10 years	$ 1,656
Medical Delivery	1 year	$ 471
	3 years	$ 829
	5 years	$ 1,210
	10 years	$ 2,280
Medical Equipment and Systems	1 year	$ 464
	3 years	$ 808
	5 years	$ 1,175
	10 years	$ 2,206
Multimedia	1 year	$ 416
	3 years	$ 660
	5 years	$ 924
	10 years	$ 1,678
Natural Gas	1 year	$ 440
	3 years	$ 736
	5 years	$ 1,053
	10 years	$ 1,951
Natural Resources	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Paper and Forest Products	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Retailing	1 year	$ 424
	3 years	$ 685
	5 years	$ 966
	10 years	$ 1,766
Software and Computer Services	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Technology	1 year	$ 404
	3 years	$ 624
	5 years	$ 862
	10 years	$ 1,544
Telecommunications	1 year	$ 411
	3 years	$ 645
	5 years	$ 898
	10 years	$ 1,622
Transportation	1 year	$ 474
	3 years	$ 840
	5 years	$ 1,231
	10 years	$ 2,321
Utilities Growth	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Money Market	1 year	$ 355
	3 years	$ 471
	5 years	$ 598
	10 years	$ 969

The following information replaces similar information found under the heading "Principal Investment Strategies" for Biotechnology Portfolio in the "Fund Basics" section on page 46.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology. These companies may include, for example, companies involved with applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics, and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery). They may also include companies that manufacture biotechnological and biomedical products, including devices and instruments; companies that provide biotechnological processes or services; companies that provide scientific and technological advances in biotechnology; and companies involved with new or experimental technologies such as genetic engineering, hybridoma, and recombinant DNA techniques and monoclonal antibodies.

The following information is removed under the heading "Principal Investment Strategies" for Biotechnology Portfolio in the "Fund Basics" section on page 47.

FMR may also invest the fund's assets in securities of companies that distribute biotechnological and biomedical products, including devices and instruments, and companies that benefit significantly from scientific and technological advances in biotechnology.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Consumer Industries Portfolio in the "Fund Basics" section on page 48.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally. These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances, and personal computers; companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, and sports) and companies that provide consumer services such as lodging, child care, convenience stores, car rentals and tax preparation help.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Environmental Services Portfolio in the "Fund Basics" section on page 51.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns. These companies may include, for example, companies involved in the transportation, treatment, and disposal of hazardous or other wastes; transforming waste into energy; recycling; and participating in remedial projects, including groundwater and underground storage tank decontamination, asbestos cleanup, and emergency cleanup response. They may also include companies involved in the detection, analysis, evaluation, and treatment of both existing and potential environmental problems such as contaminated water, air pollution, and acid rain; companies that provide sanitation or filtration equipment or services; companies involved in the reduction of hazardous emissions or other pollution reduction or prevention efforts; companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control; and companies that are manufacturers of wind turbines, electric utilities with geothermal-fired plants and organic food suppliers.

The following information replaces similar information found under the heading "Principal Investment Strategies" for Utilities Growth Portfolio in the "Fund Basics" section on page 57.

FMR normally invests at least 80% of the fund's assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations. These companies may include, for example, companies that manufacture, produce, generate, transmit, or sell gas or electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in the communication field, including telephone, telegraph, satellite, microwave, and the provision of other communication facilities for the public benefit.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 61.

Biotechnology Portfolio invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 61.

Consumer Industries Portfolio invests primarily in companies engaged in the manufacture and distribution of goods and services to consumers both domestically and internationally.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 61.

Environmental Services Portfolio invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management, pollution control or reduction, conservation, improving the environment or other environmental concerns.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section beginning on page 61.

Utilities Growth Portfolio invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 63.

With the exception of Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources, each Select stock fund seeks to achieve its investment objective by investing primarily in equity securities, including common stocks and securities convertible into common stocks, and for Gold, in certain precious metals. For each Select stock fund (except Business Services and Outsourcing, Cyclical Industries, Medical Equipment and Systems, and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 66.

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each stock fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell your shares after holding them less than 30 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

Effective January 31, 2001, the following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 72.

Jeffrey Feingold is manager of Home Finance, which he has managed since January 2001. Since joining Fidelity in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Matthew Fruhan is manager of Air Transportation and Defense and Aerospace, which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Fruhan has worked as a research analyst.

Charles Hebard is manager of Leisure, which he has managed since January 2001. Since joining Fidelity in June 1998, Mr. Hebard has worked as a research analyst.

Gail Lese is manager of Food and Agriculture, which she has managed since January 2001. Since joining Fidelity in 1998, Ms. Lese has worked as a research analyst.

Victor Thay is manager Multimedia, which he has managed since January 2001. Since joining Fidelity in 1995, Mr. Thay has worked as a research analyst and portfolio manager.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 72.

Pratima Abichandani is manager of Cyclical Industries, which she has managed since December 2000. Since joining Fidelity in 1996, Ms. Abichandani has worked as a research analyst.

Tim Cohen is manager of Telecommunications, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

Forrest Fontana is manager of Insurance, which he has managed since September 2000. Since joining Fidelity in June 2000, Mr. Fontana has worked as a research analyst and portfolio manager.

Ian Gutterman is manager of Environmental Services and Transportation, which he has managed since November 1999 and September 2000, respectively. Since joining Fidelity in 1999, Mr. Gutterman has worked as a research analyst and portfolio manager.

Jeev Makan is manager of Medical Delivery, which he has managed since December 2000. Since joining Fidelity in 1997, Mr. Makan has worked as a research analyst and portfolio manager.

Yolanda McGettigan is manager of Health Care, which she has managed since June 2000. She also manages another Fidelity fund. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

Jennifer Nettesheim is manager of Brokerage and Investment Management, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Nettesheim has worked as a research analyst and portfolio manager.

Christine Schaulat is manager of Medical Equipment and Systems, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Schaulat has worked as a research analyst and portfolio manager.

Mark Schmehl is manager of Industrial Materials, which he has managed since December 2000. Since joining Fidelity in 1999, Mr. Schmehl has worked as a research analyst and portfolio manager.

Joshua Spencer is manager of Construction and Housing, which he has managed since December 2000. Since joining Fidelity in August 2000, Mr. Spencer has worked as a research analyst and portfolio manager.

Brian Younger is manager of Biotechnology, which he has managed since September 2000. Since joining Fidelity in June 1995, Mr. Younger has worked as a research analyst and portfolio manager.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 73.

For the money market fund, the fee is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For the money market fund, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

For February 2000, the group fee rate was 0.2755% for each Select stock fund and the group fee rate was 0.1260% for the Select money market fund. The individual fund fee rate is 0.30% for each stock fund.

Fund	Total Management Fee
Air Transportation	0.58%
Automotive	0.57%
Banking	0.58%
Biotechnology	0.59%
Brokerage and Investment Management	0.58%
Business Services and Outsourcing	0.58%
Chemicals	0.58%
Computers	0.58%
Construction and Housing	0.58%
Consumer Industries	0.58%
Cyclical Industries	0.58%
Defense and Aerospace	0.58%
Developing Communications	0.58%
Electronics	0.58%
Energy	0.58%
Energy Service	0.58%
Environmental Services	0.58%
Financial Services	0.58%
Food and Agriculture	0.58%
Gold	0.58%
Health Care	0.58%
Home Finance	0.58%
Industrial Equipment	0.58%
Industrial Materials	0.59%
Insurance	0.58%
Leisure	0.58%
Medical Delivery	0.58%
Medical Equipment and Systems	0.58%
Multimedia	0.58%
Natural Gas	0.58%
Natural Resources	0.58%
Paper and Forest Products	0.58%
Retailing	0.57%
Software and Computer Services	0.58%
Technology	0.59%
Telecommunications	0.58%
Transportation	0.58%
Utilities Growth	0.58%
Money Market	0.18%A

A For the fiscal year ended February 28, 2000, the fund paid FMR a management fee comprised of a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

The following information supplements the information found in the "Fund Distribution" section on page 74.

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

To receive sales concessions and payments made pursuant to a Distribution and Service Plan, qualified recipients must sign the appropriate agreement with FDC in advance.

SUPPLEMENT TO THE

FIDELITY® SELECT PORTFOLIOS®

April 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

Fidelity Select Environmental Services Portfolio has been renamed Fidelity Select Environmental Portfolio. All references to Fidelity Select Environmental Services Portfolio throughout this SAI should be replaced with Fidelity Select Environmental Portfolio.

The following information replaces fundamental investment limitation (3) for each stock fund (except Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio) found in the "Investment Policies and Limitations" section on page 2.

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces fundamental investment limitation (4) for each stock fund (except Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio) found in the "Investment Policies and Limitations" section on page 2.

(4) purchase the securities of any issuer, if, as a result, less than 25% of the total assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;

The following information replaces additional fundamental investment limitation (2) for Gold Portfolio found in the "Investment Policies and Limitations" section on page 2.

(2) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

The following information replaces fundamental investment limitation (3) for Business Services and Outsourcing Portfolio, Cyclical Industries Portfolio, Medical Equipment and Systems Portfolio, and Natural Resources Portfolio found in the "Investment Policies and Limitations" section on page 3.

(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces fundamental investment limitation (1) for Money Market Portfolio found in the "Investment Policies and Limitations" section on page 5.

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

The following information replaces fundamental investment limitation (4) for Money Market Portfolio found in the "Investment Policies and Limitations" section on page 5.

(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies;

The following information replaces the similar information in the "Investment Policies and Limitations" section on page 15.

Temporary Defensive Policies. Each Select stock fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

The following information replaces similar information found in the "Performance" section beginning on page 30.

Historical Fund Results. The following table shows the money market fund's 7-day yield and each fund's returns for the fiscal periods ended February 29, 2000. The money market fund has a 3% sales charge, which is included in the average annual and cumulative returns. Each stock fund has a 3% sales charge, which is included in the average annual and cumulative returns. Returns do not include the effect of each stock fund's short-term trading fee, applicable to shares held less than 30 days.

SELB-01-02 April 1, 2001
1.475630.112

		Average Annual Returns			Cumulative Returns
	Seven-Day Yield	One Year	Five Years	Ten Years/ Life of Fund	One Year	Five Years	Ten Years/ Life of Fund
Air Transportation		8.50%	19.08%	13.39%	8.50%	139.48%	251.41%
Automotive		-17.40%	4.27%	10.44%	-17.40%	23.22%	169.89%
Banking		-22.07%	17.27%	18.88%	-22.07%	121.80%	463.69%
Biotechnology		173.22%	43.99%	30.22%	173.22%	518.18%	1302.07%
Brokerage and Investment Management		19.14%	29.80%	22.45%	19.14%	268.38%	657.74%
Business Services and Outsourcing		12.15%	--**	23.29%*	12.15%	--**	54.17%*
Chemicals		11.10%	8.25%	11.87%	11.10%	48.63%	206.89%
Computers		119.58%	52.80%	37.19%	119.58%	732.94%	2261.60%
Construction and Housing		-18.28%	10.10%	11.73%	-18.28%	61.76%	203.15%
Consumer Industries		-4.55%	19.37%	16.12%*	-4.55%	142.42%	324.17%*
Cyclical Industries		1.40%	--**	6.63%*	1.40%	--**	21.21%*
Defense and Aerospace		3.24%	17.78%	15.09%	3.24%	126.67%	307.68%
Developing Communications		166.12%	47.01%	34.80%*	166.12%	586.54%	1693.31%*
Electronics		178.06%	61.14%	40.24%	178.06%	986.50%	2842.92%
Energy		44.89%	14.64%	8.57%	44.89%	98.01%	127.53%
Energy Service		121.24%	24.47%	11.87%	121.24%	198.73%	207.03%
Environmental Services		-25.00%	-0.26%	0.02%	-25.00%	-1.30%	0.25%
Financial Services		-14.53%	19.76%	19.11%	-14.53%	146.39%	474.74%
Food and Agriculture		-27.86%	8.54%	11.78%	-27.86%	50.62%	204.44%
Gold		5.16%	-4.70%	-2.01%	5.16%	-21.38%	-18.37%
Health Care		1.15%	24.18%	23.09%	1.15%	195.33%	698.52%
Home Finance		-24.88%	11.19%	19.17%	-24.88%	69.94%	477.77%
Industrial Equipment		18.98%	19.59%	15.84%	18.98%	144.56%	334.92%
Industrial Materials		-3.22%	1.39%	7.15%	-3.22%	7.13%	99.41%
Insurance		-22.12%	15.21%	14.12%	-22.12%	102.94%	274.80%
Leisure		13.89%	26.53%	19.98%	13.89%	224.26%	518.31%
Medical Delivery		-19.60%	0.50%	10.93%	-19.60%	2.53%	182.13%
Medical Equipment and Systems		25.68%	--**	25.57%*	25.68%	--**	52.07%*
Multimedia		27.62%	25.64%	21.33%	27.62%	213.05%	591.59%
Natural Gas		44.70%	12.70%	7.66%*	44.70%	81.78%	65.97%*
Natural Resources		48.42%	--**	6.31%*	48.42%	--**	20.13%*
Paper and Forest Products		20.16%	6.88%	11.16%	20.16%	39.47%	187.96%
Retailing		-12.15%	20.63%	18.82%	-12.15%	155.39%	460.96%
Software and Computer Services		100.83%	42.49%	32.59%	100.83%	487.34%	1579.69%
Technology		184.11%	56.47%	38.07%	184.11%	837.89%	2416.89%
Telecommunications		84.89%	35.05%	24.34%	84.89%	349.17%	783.06%
Transportation		2.15%	10.87%	13.83%	2.15%	67.51%	265.23%
Utilities Growth		29.76%	28.27%	18.39%	29.76%	247.19%	441.05%
Money Market	5.53%	1.93%	5.20%	4.60%	1.93%	28.85%	56.79%

* From commencement of operations (June 29, 1990 for Consumer Industries and Developing Communications; April 21, 1993 for Natural Gas; March 3, 1997 for Cyclical Industries and Natural Resources; February 4, 1998 for Business Services and Outsourcing; and April 28, 1998 for Medical Equipment and Systems).

** Not available.

Note: If FMR had not reimbursed certain fund expenses during these periods, Air Transportation's, Automotive's, Banking's, Biotechnology's, Brokerage and Investment Management's, Business Services and Outsourcing's, Chemicals', Construction and Housing's, Consumer Industries', Cyclical Industries', Defense and Aerospace's, Developing Communications', Electronics', Home Finance's, Industrial Equipment's, Industrial Materials', Insurance's, Multimedia's, Natural Resources', Paper and Forest Products', Retailing's, Software and Computer Services', and Transportation's returns would have been lower.

Ms. Johnson and Mr. Cook were elected to the Board of Trustees of Fidelity Select Portfolios on March 14, 2001. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 56.

ABIGAIL P. JOHNSON (39), Trustee of Fidelity Select Portfolios (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ms. Knowles was elected to the Board of Trustees of Fidelity Select Portfolios on March 14, 2001. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 56.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 56.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

Mr. McDonough and Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 56.

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration) a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

Mr. Stavroupoulos was elected to the Board of Trustees of Fidelity Select Portfolios on March 14, 2001. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 56.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Select Portfolios (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 56.

DWIGHT D. CHURCHILL (46), is Vice President of Select Money Market Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

The following information has been removed from the "Trustees and Officers" section beginning on page 56.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of the funds (1998). He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 56.

Compensation Table
AGGREGATE COMPENSATION FROM A FUNDA	Edward C. Johnson 3d**	Abigail P. Johnson**	J. Michael Cook *****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones ****	Donald J. Kirk	Marie L. Knowles ******	Ned C. Lautenbach ***	Peter S. Lynch **	William O. McCoy	Gerald C. McDonough	Marvin L. Mann	Robert C. Pozen**	Thomas R. Williams
Air TransportationB	$ 0	$ 0	$ 0	$ 16	$ 16	$ 16	$ 15	$ 17	$ 0	$ 5	$ 0	$ 16	$ 20	$ 17	$ 0	$ 16
AutomotiveB	$ 0	$ 0	$ 0	$ 8	$ 8	$ 8	$ 7	$ 8	$ 0	$ 2	$ 0	$ 8	$ 10	$ 8	$ 0	$ 8
BankingB	$ 0	$ 0	$ 0	$ 209	$ 201	$ 208	$ 184	$ 211	$ 0	$ 68	$ 0	$ 207	$ 259	$ 210	$ 0	$ 204
BiotechnologyB	$ 0	$ 0	$ 0	$ 299	$ 294	$ 296	$ 212	$ 304	$ 0	$ 162	$ 0	$ 295	$ 373	$ 302	$ 0	$ 295
Brokerage and Investment ManagementB	$ 0	$ 0	$ 0	$ 135	$ 131	$ 135	$ 113	$ 137	$ 0	$ 50	$ 0	$ 134	$ 168	$ 136	$ 0	$ 132
Business Services and OutsourcingB	$ 0	$ 0	$ 0	$ 18	$ 18	$ 18	$ 15	$ 18	$ 0	$ 8	$ 0	$ 18	$ 23	$ 18	$ 0	$ 18
ChemicalsB	$ 0	$ 0	$ 0	$ 11	$ 11	$ 11	$ 9	$ 11	$ 0	$ 4	$ 0	$ 11	$ 14	$ 11	$ 0	$ 11
ComputersB	$ 0	$ 0	$ 0	$ 642	$ 627	$ 637	$ 490	$ 652	$ 0	$ 307	$ 0	$ 633	$ 800	$ 647	$ 0	$ 631
Construction and HousingB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 6	$ 6	$ 0	$ 1	$ 0	$ 6	$ 8	$ 6	$ 0	$ 6
Consumer IndustriesB	$ 0	$ 0	$ 0	$ 21	$ 21	$ 21	$ 18	$ 22	$ 0	$ 8	$ 0	$ 21	$ 26	$ 21	$ 0	$ 21
Cyclical IndustriesB	$ 0	$ 0	$ 0	$ 2	$ 2	$ 2	$ 2	$ 2	$ 0	$ 1	$ 0	$ 2	$ 2	$ 2	$ 0	$ 2
Defense and AerospaceB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 9	$ 10	$ 0	$ 3	$ 0	$ 10	$ 12	$ 10	$ 0	$ 10
Developing CommunicationsB	$ 0	$ 0	$ 0	$ 348	$ 341	$ 344	$ 242	$ 354	$ 0	$ 185	$ 0	$ 344	$ 435	$ 352	$ 0	$ 342
ElectronicsB	$ 0	$ 0	$ 0	$ 1,191	$ 1,172	$ 1,179	$ 863	$ 1,211	$ 0	$ 638	$ 0	$ 1,174	$ 1,486	$ 1,202	$ 0	$ 1,174
EnergyB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 56	$ 47	$ 57	$ 0	$ 24	$ 0	$ 56	$ 71	$ 57	$ 0	$ 55
Energy ServiceB	$ 0	$ 0	$ 0	$ 186	$ 181	$ 185	$ 157	$ 189	$ 0	$ 75	$ 0	$ 184	$ 232	$ 187	$ 0	$ 182
Compensation Table
AGGREGATE COMPENSATION FROM A FUNDA	Edward C. Johnson 3d**	Abigail P. Johnson**	J. Michael Cook *****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones ****	Donald J. Kirk	Marie L. Knowles ******	Ned C. Lautenbach ***	Peter S. Lynch **	William O. McCoy	Gerald C. McDonough	Marvin L. Mann	Robert C. Pozen**	Thomas R. Williams
Environmental ServicesB	$ 0	$ 0	$ 0	$ 4	$ 4	$ 4	$ 4	$ 4	$ 0	$ 1	$ 0	$ 4	$ 6	$ 4	$ 0	$ 4
Financial ServicesB	$ 0	$ 0	$ 0	$ 148	$ 143	$ 147	$ 127	$ 150	$ 0	$ 53	$ 0	$ 146	$ 184	$ 149	$ 0	$ 145
Food and AgricultureB	$ 0	$ 0	$ 0	$ 45	$ 44	$ 45	$ 40	$ 46	$ 0	$ 15	$ 0	$ 45	$ 56	$ 45	$ 0	$ 44
GoldB	$ 0	$ 0	$ 0	$ 54	$ 52	$ 53	$ 44	$ 54	$ 0	$ 23	$ 0	$ 53	$ 67	$ 54	$ 0	$ 53
Health Care B, C, D	$ 0	$ 0	$ 0	$ 800	$ 775	$ 796	$ 678	$ 810	$ 0	$ 301	$ 0	$ 790	$ 995	$ 805	$ 0	$ 783
Home FinanceB	$ 0	$ 0	$ 0	$ 154	$ 148	$ 153	$ 137	$ 155	$ 0	$ 46	$ 0	$ 152	$ 190	$ 154	$ 0	$ 150
Industrial EquipmentB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 9	$ 10	$ 0	$ 4	$ 0	$ 10	$ 12	$ 10	$ 0	$ 10
Industrial MaterialsB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 8	$ 6	$ 0	$ 6
InsuranceB	$ 0	$ 0	$ 0	$ 19	$ 18	$ 19	$ 17	$ 19	$ 0	$ 6	$ 0	$ 19	$ 24	$ 19	$ 0	$ 19
LeisureB	$ 0	$ 0	$ 0	$ 113	$ 109	$ 112	$ 94	$ 114	$ 0	$ 43	$ 0	$ 111	$ 140	$ 113	$ 0	$ 110
Medical DeliveryB	$ 0	$ 0	$ 0	$ 19	$ 18	$ 18	$ 16	$ 19	$ 0	$ 6	$ 0	$ 18	$ 23	$ 19	$ 0	$ 18
Medical Equipment and SystemsB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 8	$ 11	$ 0	$ 5	$ 0	$ 10	$ 13	$ 11	$ 0	$ 10
MultimediaB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 56	$ 45	$ 58	$ 0	$ 25	$ 0	$ 56	$ 71	$ 57	$ 0	$ 56
Natural GasB	$ 0	$ 0	$ 0	$ 16	$ 16	$ 16	$ 13	$ 16	$ 0	$ 7	$ 0	$ 16	$ 20	$ 16	$ 0	$ 16
Natural ResourcesB	$ 0	$ 0	$ 0	$ 5	$ 4	$ 4	$ 4	$ 5	$ 0	$ 2	$ 0	$ 4	$ 6	$ 5	$ 0	$ 4
Paper and Forest ProductsB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 7	$ 6	$ 0	$ 6
RetailingB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 57	$ 51	$ 58	$ 0	$ 15	$ 0	$ 57	$ 71	$ 58	$ 0	$ 56
Software and Computer ServicesB	$ 0	$ 0	$ 0	$ 234	$ 229	$ 232	$ 170	$ 238	$ 0	$ 118	$ 0	$ 231	$ 292	$ 236	$ 0	$ 230
TechnologyB	$ 0	$ 0	$ 0	$ 715	$ 705	$ 706	$ 472	$ 728	$ 0	$ 420	$ 0	$ 705	$ 894	$ 723	$ 0	$ 705
TelecommunicationsB	$ 0	$ 0	$ 0	$ 309	$ 302	$ 306	$ 232	$ 314	$ 0	$ 148	$ 0	$ 305	$ 385	$ 312	$ 0	$ 303
TransportationB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 7	$ 6	$ 0	$ 6
Utilities GrowthB	$ 0	$ 0	$ 0	$ 165	$ 161	$ 164	$ 134	$ 167	$ 0	$ 70	$ 0	$ 163	$ 206	$ 166	$ 0	$ 162
Money MarketB	$ 0	$ 0	$ 0	$ 297	$ 289	$ 295	$ 248	$ 301	$ 0	$ 124	$ 0	$ 292	$ 369	$ 299	$ 0	$ 291
TOTAL COMPENSATION FROM THE FUND COMPLEX*, A	$ 0	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500	$ 0	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $390; Phyllis Burke Davis, $390; Robert M. Gates, $390; E. Bradley Jones, $317; Donald J. Kirk, $390; Ned C. Lautenbach, $73; William O. McCoy, $390; Gerald C. McDonough, $463; Marvin L. Mann, $390; and Thomas R. Williams, $390.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $296, Health Care; Ned C. Lautenbach, $33, Health Care; William O. McCoy, $296, Health Care; and Thomas R. Williams, $296, Health Care.

The following information replaces the information following the "Management Fees"heading in the "Management Contracts" section on page 61.

Management Fees. For the services of FMR under the management contract, each stock fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, the money market fund pays FMR a monthly management fee which has two components: a group fee rate and an income component.

The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts.

The following is the fee schedule for the money market fund.

MONEY MARKET FUND
GROUP FEE RATE SCHEDULE		EFFECTIVE ANNUAL FEE RATES
Average Group Assets	Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0 - $3 billion	.3700%	$ 1 billion	.3700%
3 - 6.3400		50	.2188
6 - 9.3100		100	.1869
9 - 12.2800		150	.1736
12 - 15.2500		200	.1652
15 - 18.2200		250	.1587
18 - 21.2000		300	.1536
21 - 24.1900		350	.1494
24 - 30.1800		400	.1459
30 - 36.1750		450	.1427
36 - 42.1700		500	.1399
42 - 48.1650		550	.1372
48 - 66.1600		600	.1349
66 - 84.1550		650	.1328
84 - 120.1500		700	.1309
120 - 156.1450		750	.1291
156 - 192.1400		800	.1275
192 - 228.1350		850	.1260
228 - 264.1300		900	.1246
264 - 300.1275		950	.1233
300 - 336.1250		1,000	.1220
336 - 372.1225		1,050	.1209
372 - 408.1200		1,100	.1197
408 - 444.1175		1,150	.1187
444 - 480.1150		1,200	.1177
480 - 516.1125		1,250	.1167
516 - 587.1100		1,300	.1158
587 - 646.1080		1,350	.1149
646 - 711.1060		1,400	.1141
711 - 782.1040
782 - 860.1020
860 - 946.1000
946 - 1,041.0980
1,041 - 1,145.0960
1,145 - 1,260.0940
Over 1,260.0920

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $852 billion of group net assets - the approximate level for February 2000 - was 0.1260%, which is the weighted average of the respective fee rates for each level of group net assets up to $852 billion.

For the Select money market fund, one-twelfth of the group fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month to which the income component is added.

The income component for each month is the sum of an income-based fee and an asset-based fee as follows:

If the Select money market fund's annualized gross yield is:
Equal To or Greater Than	But Less Than	Income-Based Fee	Annual Asset- Based Fee Rate
0.00%	1.00%	2% of Monthly Gross Income	0.05%
1.00%	3.00%	zero	0.07%
3.00%	11.00%	2% of Monthly Gross Income	0.01%
11.00%	13.00%	zero	0.23%
 13.00%	15.00%	2% of Monthly Gross Income	(0.03)%
 15.00%	--	zero	0.27%

Gross income, for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium on portfolio obligations. Annualized gross yield is determined by dividing the fund's gross income for the month by the average daily net assets of the Select money market fund and dividing the result by the number of days in the month divided by 365 days. One-twelfth of the annual asset-based fee rate is applied to the Select money market fund's average net assets for the month, and the resulting dollar amount (positive or negative) is the asset-based fee for that month.

The following is the fee schedule for the stock funds.

STOCK FUNDS
GROUP FEE RATE SCHEDULE		EFFECTIVE ANNUAL FEE RATES
Average Group Assets	Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0 - $3 billion	.5200%	$ 1 billion	.5200%
3 - 6.4900		50	.3823
6 - 9.4600		100	.3512
9 - 12.4300		150	.3371
12 - 15.4000		200	.3284
15 - 18.3850		250	.3219
18 - 21.3700		300	.3163
21 - 24.3600		350	.3113
24 - 30.3500		400	.3067
30 - 36.3450		450	.3024
36 - 42.3400		500	.2982
42 - 48.3350		550	.2942
48 - 66.3250		600	.2904
66 - 84.3200		650	.2870
84 - 102.3150		700	.2838
102 - 138.3100		750	.2809
138 - 174.3050		800	.2782
174 - 210.3000		850	.2756
210 - 246.2950		900	.2732
246 - 282.2900		950	.2710
282 - 318.2850		1,000	.2689
318 - 354.2800		1,050	.2669
354 - 390.2750		1,100	.2649
390 - 426.2700		1,150	.2631
426 - 462.2650		1,200	.2614
462 - 498.2600		1,250	.2597
498 - 534.2550		1,300	.2581
534 - 587.2500		1,350	.2566
587 - 646.2463		1,400	.2551
646 - 711.2426
711 - 782.2389
782 - 860.2352
860 - 946.2315
946 - 1,041.2278
1,041 - 1,145.2241
1,145 - 1,260.2204
Over 1,260.2167

The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $852 billion of group net assets - the approximate level for February 2000 - was 0.2755%, which is the weighted average of the respective fee rates for each level of group net assets up to $852 billion.

Each stock fund's individual fund fee rate is 0.30%. Based on the average group net assets of the funds advised by FMR for February 2000, each stock fund's annual management fee rate would be calculated as follows:

	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Stock Funds	0.2755%	+	0.30%	=	0.5755%

One-twelfth of the management fee rate is applied to each stock fund's average net assets for the month, giving a dollar amount which is the fee for that month.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years.

Fund	Fiscal Years Ended February 28	Management Fees Paid to FMR
Air Transportation	2000(dagger)	$ 322,853
	1999	$ 573,138
	1998	$ 378,349
Automotive	2000(dagger)	$ 132,781
	1999	$ 357,296
	1998	$ 369,375
Banking	2000(dagger)	$ 4,050,752
	1999	$ 7,314,180
	1998	$ 6,188,500
Biotechnology	2000(dagger)	$ 7,618,538
	1999	$ 3,390,377
	1998	$ 3,442,469
Brokerage and Investment Management	2000(dagger)	$ 2,764,553
	1999	$ 4,267,725
	1998	$ 2,493,991
Business Services and Outsourcing	2000(dagger)	$ 373,270
	1999	$ 326,653
	1998*	$ 2,948
Chemicals	2000(dagger)	$ 224,179
	1999	$ 276,652
	1998	$ 496,851
Computers	2000(dagger)	$ 13,963,837
	1999	$ 6,013,190
	1998	$ 3,921,116
Construction and Housing	2000(dagger)	$ 94,274
	1999	$ 490,439
	1998	$ 155,730
Consumer Industries	2000(dagger)	$ 432,129
	1999	$ 457,965
	1998	$ 161,119
Cyclical Industries	2000(dagger)	$ 37,738
	1999	$ 22,236
	1998**	$ 21,141
Defense and Aerospace	2000(dagger)	$ 202,860
	1999	$ 312,058
	1998	$ 381,060
Developing Communications	2000(dagger)	$ 8,255,415
	1999	$ 1,854,817
	1998	$ 1,420,790
Electronics	2000(dagger)	$ 27,111,529
	1999	$ 13,375,808
	1998	$ 14,146,742
Energy	2000(dagger)	$ 1,204,091
	1999	$ 825,294
	1998	$ 1,137,325
Energy Service	2000(dagger)	$ 3,977,952
	1999	$ 3,826,822
	1998	$ 5,735,646
Environmental Services	2000(dagger)	$ 92,828
	1999	$ 122,145
	1998	$ 165,498
Financial Services	2000(dagger)	$ 2,973,467
	1999	$ 3,668,034
	1998	$ 2,799,557
Food and Agriculture	2000(dagger)	$ 872,870
	1999	$ 1,335,082
	1998	$ 1,473,308
Gold	2000(dagger)	$ 1,103,778
	1999	$ 1,216,228
	1998	$ 1,664,398
Health Care	2000(dagger)	$ 16,196,325
	1999	$ 14,851,440
	1998	$ 9,512,189
Home Finance	2000(dagger)	$ 2,904,120
	1999	$ 7,895,622
	1998	$ 7,971,664
Industrial Equipment	2000(dagger)	$ 204,936
	1999	$ 249,535
	1998	$ 358,194
Industrial Materials	2000(dagger)	$ 132,530
	1999	$ 94,263
	1998	$ 178,398
Insurance	2000(dagger)	$ 366,679
	1999	$ 645,431
	1998	$ 657,447
Leisure	2000(dagger)	$ 2,325,785
	1999	$ 1,721,162
	1998	$ 853,326
Medical Delivery	2000(dagger)	$ 366,977
	1999	$ 909,497
	1998	$ 949,169
Medical Equipment and Systems	2000(dagger)	$ 228,913
	1999***	$ 80,475
Multimedia	2000(dagger)	$ 1,229,878
	1999	$ 768,461
	1998	$ 355,794
Natural Gas	2000(dagger)	$ 339,370
	1999	$ 301,788
	1998	$ 489,011
Natural Resources	2000(dagger)	$ 98,795
	1999	$ 38,307
	1998**	$ 38,241
Paper and Forest Products	2000(dagger)	$ 124,175
	1999	$ 87,942
	1998	$ 144,890
Retailing	2000(dagger)	$ 1,047,886
	1999	$ 1,658,052
	1998	$ 911,425
Software and Computer Services	2000(dagger)	$ 5,131,852
	1999	$ 3,378,317
	1998	$ 2,593,824
Technology	2000(dagger)	$ 17,262,679
	1999	$ 4,515,599
	1998	$ 3,293,787
Telecommunications	2000(dagger)	$ 6,819,043
	1999	$ 4,615,660
	1998	$ 2,473,329
Transportation	2000(dagger)	$ 121,154
	1999	$ 142,306
	1998	$ 341,054
Utilities Growth	2000(dagger)	$ 3,483,400
	1999	$ 2,410,584
	1998	$ 1,639,699
Money Market****	2000(dagger)	$ 1,924,888
	1999	$ 1,853,858
	1998	$ 1,715,272

(dagger) Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February 4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28, 1998.

**** Prior to April 1, 2001, the Select money market fund paid FMR a monthly management fee with three components: a group fee, an individual fund fee of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), which, in the case of certain funds, is subject to revision or discontinuance. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will lower its returns and yield.

FMR agreed to reimburse certain of the funds if and to the extent that the fund's aggregate operating expenses, including management fees, were in excess of an annual rate of its average net assets. The table below shows the periods of reimbursement and levels of expense limitations for the applicable funds; the dollar amount of management fees incurred under each fund's contract before reimbursement; and the dollar amount of management fees reimbursed by FMR under the expense reimbursement for each period.

	Aggregate Operating Expense Limitation	Fiscal Years Ended February 28	Management Fee Before Reimbursement	Amount of Management Fee Reimbursement
Business Services and Outsourcing	2.50%	1998*	$ 2,948	$ 2,948
Construction and Housing	2.50%	1998	$ 155,730	$ 9,992
Cyclical Industries	2.50%	2000(dagger)	$ 37,738	$ 27,913
		1999	$ 22,236	$ 22,236
		1998**	$ 21,141	$ 21,141
Natural Resources	2.50%	1999	$ 38,307	$ 38,307
		1998**	$ 38,241	$ 38,241

* Business Services and Outsourcing commenced operations of February 4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

(dagger) Fiscal year ended February 29.

The following information replaces the similar information found under the "Sub-Advisers" heading in the "Management Contracts" section beginning on page 67.

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ on behalf of the stock funds for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Air Transportation
2000(dagger)	$ 570	$ 309	$ 13
1999	$ 2,553	$ 2,411	N/A
1998	$ 3,327	$ 3,202	N/A
Automotive
2000(dagger)	$ 2,332	$ 1,305	$ 64
1999	$ 6,503	$ 5,175	N/A
1998	$ 4,434	$ 4,325	N/A
Banking
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 3,255	$ 3,095	N/A
1998	$ 6,772	$ 6,544	N/A
Biotechnology
2000(dagger)	$ 2,646	$ 596	$ 19
1999	$ 5,639	$ 4,245	N/A
1998	$ 11,836	$ 10,833	N/A
Brokerage and Investment Management
2000(dagger)	$ 29,515	$ 16,669	$ 2,052
1999	$ 35,636	$ 31,379	N/A
1998	$ 13,584	$ 13,185	N/A
Business Services and Outsourcing
2000(dagger)	$ 72	$ 35	$ 16
1999	$ 65	$ 48	N/A
1998*	$ 6	$ 5	N/A
Chemicals
2000(dagger)	$ 1,556	$ 928	$ 0
1999	$ 1,562	$ 1,516	N/A
1998	$ 5,873	$ 5,590	N/A
Computers
2000(dagger)	$ 81,667	$ 43,749	$ 3,850
1999	$ 17,784	$ 13,154	N/A
1998	$ 15,517	$ 15,486	N/A
Construction and Housing
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 583	$ 525	N/A
1998	$ 6	$ 5	N/A
Consumer Industries
2000(dagger)	$ 942	$ 546	$ 15
1999	$ 1,246	$ 1,024	N/A
1998	$ 474	$ 455	N/A
Cyclical Industries
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 13	$ 9	N/A
1998**	$ 40	$ 40	N/A
Defense and Aerospace
2000(dagger)	$ 79	$ 41	$ 15
1999	$ 0	$ 0	N/A
1998	$ 1,692	$ 1,755	N/A
Developing Communications
2000(dagger)	$ 101,185	$ 56,627	$ 6,673
1999	$ 40,270	$ 32,779	N/A
1998	$ 19,094	$ 18,708	N/A
Electronics
2000(dagger)	$ 135,583	$ 74,675	$ 9,624
1999	$ 82,887	$ 72,615	N/A
1998	$ 147,596	$ 143,650	N/A
Energy
2000(dagger)	$ 10,588	$ 5,779	$ 169
1999	$ 22,599	$ 18,894	N/A
1998	$ 25,414	$ 24,716	N/A
Energy Service
2000(dagger)	$ 15,620	$ 8,823	$ 390
1999	$ 40,212	$ 35,640	N/A
1998	$ 51,145	$ 49,720	N/A
Environmental Services
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 17	$ 19	N/A
1998	$ 2,414	$ 2,242	N/A
Financial Services
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 4,454	$ 3,790	N/A
1998	$ 439	$ 424	N/A
Food and Agriculture
2000(dagger)	$ 13,590	$ 7,815	$ 360
1999	$ 18,053	$ 15,039	N/A
1998	$ 5,707	$ 5,521	N/A
Gold
2000(dagger)	$ 59,751	$ 33,288	$ 3,536
1999	$ 20,125	$ 15,199	N/A
1998	$ 0	$ 0	N/A
Health Care
2000(dagger)	$ 87,073	$ 48,054	$ 0
1999	$ 97,086	$ 78,047	N/A
1998	$ 96,459	$ 95,116	N/A
Home Finance
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 9,249	$ 9,829	N/A
1998	$ 14,065	$ 13,533	N/A
Industrial Equipment
2000(dagger)	$ 2,018	$ 1,151	$ 113
1999	$ 590	$ 533	N/A
1998	$ 736	$ 746	N/A
Industrial Materials
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 35	$ 35	N/A
1998	$ 1,579	$ 1,540	N/A
Insurance
2000(dagger)	$ 6	$ 3	$ 0
1999	$ 917	$ 879	N/A
1998	$ 770	$ 746	N/A
Leisure
2000(dagger)	$ 4,908	$ 2,457	$ 366
1999	$ 7,018	$ 5,868	N/A
1998	$ 1,740	$ 1,685	N/A
Medical Delivery
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 0	$ 0	N/A
1998	$ 216	$ 187	N/A
Medical Equipment and Systems
2000(dagger)	$ 24	$ 14	$ 0
1999***	$ 73	$ 63	N/A
Multimedia
2000(dagger)	$ 2,979	$ 1,556	$ 413
1999	$ 1,632	$ 1,301	N/A
1998	$ 711	$ 694	N/A
Natural Gas
2000(dagger)	$ 2,699	$ 1,531	$ 113
1999	$ 1,450	$ 1,150	N/A
1998	$ 182	$ 154	N/A
Natural Resources
2000(dagger)	$ 572	$ 309	$ 11
1999	$ 1,041	$ 851	N/A
1998**	$ 559	$ 554	N/A
Paper and Forest Products
2000(dagger)	$ 988	$ 593	$ 41
1999	$ 1,858	$ 1,762	N/A
1998	$ 809	$ 772	N/A
Retailing
2000(dagger)	$ 112	$ 56	$ 33
1999	$ 0	$ 0	N/A
1998	$ 0	$ 0	N/A
Software and Computer Services
2000(dagger)	$ 10,739	$ 5,863	$ 868
1999	$ 14,881	$ 13,002	N/A
1998	$ 14,371	$ 13,791	N/A
Technology
2000(dagger)	$ 156,815	$ 85,096	$ 10,944
1999	$ 86,248	$ 66,343	N/A
1998	$ 23,941	$ 25,181	N/A
Telecommunications
2000(dagger)	$ 123,753	$ 68,668	$ 10,702
1999	$ 47,989	$ 39,416	N/A
1998	$ 37,699	$ 36,443	N/A
Transportation
2000(dagger)	$ 75	$ 45	$ 0
1999	$ 502	$ 474	N/A
1998	$ 571	$ 575	N/A
Utilities Growth
2000(dagger)	$ 11,958	$ 7,307	$ 608
1999	$ 3,104	$ 2,777	N/A
1998	$ 3,855	$ 3,672	N/A

(dagger) Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February 4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28, 1998.

The following information supplements the similar information found in the "Distribution Services" section beginning on page 71.

The Trustees have approved Distribution and Service Plans on behalf of each fund pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries, such as banks, broker-dealers and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of fund shares, additional sales of fund shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from directly engaging in the business of underwriting, selling or distributing securities. FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.

Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.

FDC may compensate intermediaries that satisfy certain criteria established from time to time by FDC relating to the level or type of services provided by the intermediary, the sale or expected sale of significant amounts of shares, or other factors.

SUPPLEMENT TO THE

FIDELITY® SELECT NETWORKING AND INFRASTRUCTURE PORTFOLIO
FIDELITY SELECT WIRELESS PORTFOLIO

September 15, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Portfolio Transactions" section beginning on page 11.

A fund may pay both commissions and spreads in connection with the placement of portfolio transactions.

The following information supplements the similar information found in the "Performance" section beginning on page 13.

Each fund may compare its return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The S&P 500 and DJIA comparisons would show how each fund's return compared to the record of a market capitalization-weighted index of common stocks and a narrower set of stocks of major industrial companies, respectively. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.

Ms. Johnson, Mr. Cook, and Ms. Knowles were elected to the Board of Trustees of Fidelity Select Portfolios on March 14, 2001. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 16.

ABIGAIL P. JOHNSON (39), Trustee of Fidelity Select Portfolios (2001), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR (1997) and a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

NET/WIRB-01-03 April 1, 2001
1.752000.102

J. MICHAEL COOK (58), Trustee (2001). Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP, Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Dow Chemical Company (2000), HCA - The Healthcare Company (1999), and Children First (1999). He is a member of the Executive Committee of the Securities Regulation Institute, past chairman and a member of the Board of Catalyst (a leading organization for the advancement of women in business), and a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped). He also serves as a member of the Board and Executive Committee and as Co-Chairman of the Audit and Finance Committee of the Center for Strategic & International Studies, a member of the Board of Overseers of the Columbia Business School, and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

MARIE L. KNOWLES (54), Trustee (2001). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles serves as a member of the National Board of the Smithsonian Institution, she is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 16.

MARVIN L. MANN (67), Trustee and Chairman of the non-interested Trustees (2001), is Chairman Emeritus of Lexmark International, Inc. (office machines, 1991) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of PolyOne Corporation (chemicals, 1993), Imation Corp. (imaging and information storage, 1997). He is a Board member of Acterna Corporation (electronics, 1999).

Mr. McDonough and Mr. Williams served on the Board of Trustees through December 31, 2000. The following information has been removed from the "Trustees and Officers" section beginning on page 16.

GERALD C. McDONOUGH (71), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director and Chairman of the Board of York International Corp. (air conditioning and refrigeration) a Director of Associated Estates Realty Corporation (a real estate investment trust), and a Director of Barpoint.com (online and wireless product information service, 2000). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997. He also served as a Director of Commercial Intertech Corp. (hydraulic systems, building systems, and metal products) from 1992-2000 and CUNO, Inc. (liquid and gas filtration products) from 1996-2000.

THOMAS R. WILLIAMS (71), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of National Life Insurance Company of Vermont and American Software, Inc. Mr. Williams was previously a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), and Avado, Inc. (restaurants).

Mr. Stavropoulos was elected to the Board of Trustees of Fidelity Select Portfolios on March 14, 2001. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 16.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Select Portfolios (2001). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.